UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Allocation Series

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2007 (Unaudited)

DWS Conservative Allocation Fund

	Shares	Value ($)

Equity Funds 43.3%
DWS Blue Chip Fund "Institutional"	195,594	4,502,585
DWS Capital Growth Fund "Institutional"	367	20,103
DWS Commodity Securities Fund "Institutional"	120,526	1,534,295
DWS Communications Fund "Institutional"	10,850	299,253
DWS Disciplined Long/Short Value Fund "Institutional"	25,616	278,699
DWS Dreman Concentrated Value Fund "Institutional"	52,686	687,556
DWS Dreman High Return Equity Fund "Institutional"	25,844	1,399,188
DWS Dreman Mid Cap Value Fund "Institutional"	29,664	396,603
DWS Dreman Small Cap Value Fund "Institutional"	10,484	444,647
DWS Equity 500 Index Fund "Institutional"	126,170	21,938,367
DWS Equity Partners Fund "Institutional"	139,920	4,821,636
DWS Europe Equity Fund "Institutional"	92,483	3,879,655

DWS Global Thematic Fund "S"	81,889	3,031,540
DWS Growth & Income Fund "Institutional"	147,742	3,452,730
DWS Health Care Fund "Institutional"	24,087	672,015
DWS International Fund "Institutional"	7,018	482,090
DWS International Select Equity Fund "Institutional"	40,816	531,424
DWS International Value Opportunities Fund "Institutional"	14,236	177,955
DWS Japan Equity Fund "S"	1,011	15,412
DWS Large Cap Value Fund "Institutional"	274,649	6,638,257
DWS Large Company Growth Fund "Institutional"	68,897	2,034,526
DWS Micro Cap Fund "Institutional"	8,091	167,316
DWS RREEF Global Real Estate Securities Fund "Institutional"	24,979	317,487
DWS RREEF Real Estate Securities Fund "Institutional"	26,674	734,325
DWS Small Cap Core Fund "S"	99,916	2,478,906
DWS Small Cap Growth Fund "Institutional"	24,378	637,247
DWS Small Cap Value Fund "S"	107,178	2,781,269
DWS Technology Fund "Institutional"	66,030	851,790

Total Equity Funds (Cost $52,871,435)		65,206,876
Fixed Income – Bond Funds 38.8%
DWS Core Fixed Income Fund "Institutional"	4,132,449	43,845,289
DWS Core Plus Income Fund "Institutional"	150	1,874
DWS GNMA Fund "S"	453	6,594
DWS High Income Fund "Institutional"	506,217	2,789,253
DWS High Income Plus Fund "Institutional"	482,940	3,800,737
DWS Inflation Protected Plus Fund "Institutional"	838,529	8,083,415
DWS Short Duration Fund "Institutional"	672	6,662
DWS Short Duration Plus Fund "S"	629	6,249

Total Fixed Income – Bond Funds (Cost $59,005,955)		58,540,073
Fixed Income - Money Market Funds 18.1%
Cash Management QP Trust	27,260,016	27,260,016
DWS Money Market Prime Series	7,619	7,619
DWS Money Market Series "Institutional"	18,686	18,686

Total Fixed Income - Money Market Funds (Cost $27,286,321)		27,286,321
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 139,163,711)	100.2	151,033,270
Other Assets and Liabilities, Net	(0.2)	(257,824)

Net Assets	100.0	150,775,446

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Conservative Allocation Fund, a series of DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Conservative Allocation Fund, a series of DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 20, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 20, 2007